Related Party Transactions	12 Months Ended
Oct. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

Included in accounts payable and accrued liabilities at October 31, 2022 is $267,806 (2021 - $104,226) due to officers and directors of the Company for their compensation and services.

As at October 31, 2022, due to related party consists of $23,196 due to Silver Bull for shared employees’ salaries and office expenses (Due from as of October 31, 2021 – $2,808). The balance of due to and from related party is interest free and is to be repaid on demand.

During the year ended October 31, 2022, and the period from February 5, 2021 to October 31, 2021, expenses totalling $355,754 and $414,478 were incurred by Silver Bull on the Company’s behalf, which was offset by an incurred shared office rent. If specific identification of expenses is not practicable, a proportional cost allocation based on management’s estimation is applied.

	For the Year Ended October 31, 2022	For the Period from February 5, 2021 to October 31, 2021
Directors’ fees	$8,998	$36,039
Personnel	330,470	277,246
Professional services	—	17,511
Office and administrative	47,502	83,682
Office rent reimbursement	(31,216)	—
	$355,754	$414,478

During the year ended October 31, 2022 and the period from February 5, 2021 to October 31, 2021, the Company paid or accrued the following amounts to officers, directors or companies controlled by officers and/or directors:

	For the Year Ended October 31, 2022	For the Period from February 5, 2021 to October 31, 2021
Share-based payment	$373,180	$500,231
Directors’ fees	119,011	82,263
Personnel	813,850	288,096
	$1,306,041	$870,590